Shareholder Report, Average Annual Return (Details) LMF3500_Western Asset Inflation Indexed Plus Bond Fund_Class C1_TSR Annual {Class C1}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1
Average Annual Return, Percent	4.09%	(0.78%)	1.46%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Treasury: U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury: U.S. TIPS Index
Average Annual Return, Percent	7.01%	1.12%	3.09%